SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2024
Events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On April 1, 2024, pursuant to the provisions of the Business Corporations Act (Ontario), Small Pharma
completed a horizontal amalgamation with Cybin Corp., with Cybin Corp. being the resulting entity. As a result of this amalgamation, Cybin UK Ltd. is now a wholly-owned subsidiary of Cybin Corp.
On April 5, 2024, the Company granted options to purchase up to 11,715,000 Common Shares, of which 7,250,000 were granted to officers and 4,465,000 were granted to employees. The granted options have an exercise price of $0.56 per Common Share. All the options expire on April 5, 2029. 1,464,375 options vest immediately and 10,250,625 options vest over two years.

On May 5, 2024, the Company cancelled options(price ranged from $0.715 to $3.15) to purchase up to 45,586,900 Common Shares.